POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 3, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014 OF:

PowerShares Aerospace & Defense Portfolio	PowerShares Dynamic Market Portfolio
PowerShares BuyBack AchieversTM Portfolio	PowerShares Dynamic Media Portfolio
PowerShares CleantechTM Portfolio	PowerShares Dynamic Networking Portfolio
PowerShares Dividend AchieversTM Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares DWA Basic Materials Momentum Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares DWA Consumer Cyclicals Momentum Portfolio	PowerShares Dynamic Retail Portfolio
PowerShares DWA Consumer Staples Momentum Portfolio	PowerShares Dynamic Semiconductors Portfolio
PowerShares DWA Energy Momentum Portfolio	PowerShares Dynamic Software Portfolio
PowerShares DWA Financial Momentum Portfolio	PowerShares Financial Preferred Portfolio
PowerShares DWA Healthcare Momentum Portfolio	PowerShares RAFI US 1000 Portfolio
PowerShares DWA Industrials Momentum Portfolio	PowerShares RAFI US 1500 Small-Mid Portfolio
PowerShares DWA Momentum Portfolio	PowerShares Global Listed Private Equity Portfolio
PowerShares DWA NASDAQ Momentum Portfolio	PowerShares Golden Dragon China Portfolio
PowerShares DWA Technology Momentum Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares DWA Utilities Momentum Portfolio	PowerShares International Dividend AchieversTM Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares NASDAQ Internet Portfolio
PowerShares Dynamic Building & Construction Portfolio	PowerShares S&P 500 BuyWrite Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares S&P 500® High Quality Portfolio
PowerShares Dynamic Food & Beverage Portfolio	PowerShares Water Resources Portfolio
PowerShares Dynamic Large Cap Growth Portfolio	PowerShares WilderHill Clean Energy Portfolio
PowerShares Dynamic Large Cap Value Portfolio	PowerShares WilderHill Progressive Energy Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares Zacks Micro Cap Portfolio

Effective immediately, on page 240, the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies—Securities Lending” is deleted and replaced with the following:

Securities Lending

Each of PowerShares BuyBack AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio, PowerShares DWA Utilities Momentum Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Golden Dragon China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares NASDAQ Internet Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Zacks Micro Cap Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 241, the section titled “Additional Information About the Funds’ Strategies and Risks—Additional Risks of Investing in the Funds—Securities Lending Risk” is deleted and replaced with the following:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund that lent its securities were unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-1 SUP-4 080315